Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, gain	$ 168	$ 1,064	$ 1,340	$ 2,350